STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs		$ 1,013,985	$ 250,299	$ 2,389,899	$ 1,632,489
Loss from Operations		(1,013,985)	(250,299)	(2,389,899)	(1,632,489)
Other income (expense):
Interest income		2,344,505	8,225	5,128,585	20,259
Offering costs allocated to warrants					(659,746)
Unrealized loss on marketable securities held in Trust Account		(139,897)		139,897
Change in fair value of warrant liability		(558,748)	3,763,767	8,680,492	10,666,695
Total other income, net		1,645,860	3,771,992	13,948,974	10,027,208
Income before provision for income taxes		631,875	3,521,693	11,559,075	8,394,719
Provision for income taxes		452,467		1,026,636
Net income		$ 179,408	$ 3,521,693	$ 10,532,439	$ 8,394,719
Class A Common Stock
Other income (expense):
Weighted average shares outstanding,Basic		2,754,167		33,350,000	26,954,110
Weighted average shares outstanding, Diluted		2,754,167	0	33,350,000	26,954,110
Basic net income per share		$ 0.01		$ 0.25	$ 0.24
Diluted net income per share	$ 0.01	$ 0.01		$ 0.00	$ 0.24
Class A Common Stock subject to possible redemption
Other income (expense):
Weighted average shares outstanding,Basic		10,291,180	33,350,000	33,350,000	26,954,110
Weighted average shares outstanding, Diluted		10,291,180	33,350,000	33,350,000	26,954,110
Basic net income per share		$ 0.01	$ 0.08	$ 0.25	$ 0.24
Diluted net income per share		$ 0.01	$ 0.08	$ 0.25	$ 0.24
Class B Common Stock
Other income (expense):
Weighted average shares outstanding,Basic		5,583,333	8,337,500	8,337,500	8,033,048
Weighted average shares outstanding, Diluted		5,583,333	8,337,500	8,337,500	8,033,048
Basic net income per share		$ 0.01	$ 0.08	$ 0.25	$ 0.24
Diluted net income per share		$ 0.01	$ 0.08	$ 0.25	$ 0.24